TRANSAMERICA FUNDS
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Balanced
Transamerica Convertible Securities
Transamerica Equity
Transamerica Flexible Income
Transamerica Growth Opportunities
Transamerica Legg Mason Partners All Cap
Transamerica Multi-Manager International
Transamerica Science & Technology
Transamerica Small/Mid Cap Value
Transamerica Templeton Global
Transamerica Value Balanced
Transamerica Money Market
Supplement dated May 21, 2009 to the Retail Prospectus dated March 1, 2009, as previously supplemented
Transamerica Asset Allocation – Growth Portfolio
The following information supplements and amends information in the “List of Underlying Funds” in the Prospectus:
Transamerica Convertible Securities is added to the list of underlying funds. Transamerica Bjurman, Barry Micro Emerging Growth and Transamerica Legg Mason Partners Investors Value are deleted from the list of underlying funds.
* * *
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Asset Allocation – Conservative Portfolio
The following information supplements and amends information in the “List of Underlying Funds” in the Prospectus:
Transamerica Bjurman, Barry Micro Emerging Growth and Transamerica Legg Mason Partners Investors Value are deleted from the list of underlying funds.
Transamerica Multi-Manager Alternative Strategies Portfolio
The following information supplements and amends information in the “List of Underlying Funds” in the Prospectus:
Transamerica Bjurman, Barry Micro Emerging Growth is deleted from the list of underlying funds.
* * *

Transamerica Balanced
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.57%	0.70%	0.48%
Total annual fund operating expenses	1.72%	2.50%	2.28%
Expense reduction[e]	0.00%	0.05%	0.00%
Net operating expenses	1.72%	2.45%	2.28%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.45%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$715	$1,062	$1,432	$2,469
B†	$748	$1,074	$1,426	$2,640
C	$331	$712	$1,220	$2,615
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$715	$1,062	$1,432	$2,469
B†	$248	$774	$1,326	$2,640
C	$231	$712	$1,220	$2,615

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
Transamerica Convertible Securities
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.38%	0.48%	0.28%
Total annual fund operating expenses	1.48%	2.23%	2.03%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	1.48%	2.23%	2.03%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.35%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$618	$921	$1,245	$2,159
B†	$726	$997	$1,295	$2,376
C	$306	$637	$1,093	$2,358
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$618	$921	$1,245	$2,159
B†	$226	$697	$1,195	$2,376
C	$206	$637	$1,093	$2,358

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Equity
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C	T*
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	8.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C	T*
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%	0.00%
Other expenses	0.58%	0.91%	0.62%	0.29%
Total annual fund operating expenses	1.66%	2.64%	2.35%	1.02%
Expense reduction[e]	0.14%	0.47%	0.18%	0.00%
Net operating expenses	1.52%	2.17%	2.17%	1.02%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”) through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.17%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.17%, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

*	Not available to new investors.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$696	$1,032	$1,390	$2,396
B†	$720	$1,076	$1,458	$2,700
C	$320	$716	$1,239	$2,672
T	$945	$1,147	$1,365	$1,992
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$696	$1,032	$1,390	$2,396
B†	$220	$776	$1,358	$2,700
C	$220	$716	$1,239	$2,672
T	$945	$1,147	$1,365	$1,992

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
Transamerica Flexible Income
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.41%	0.48%	0.37%
Total annual fund operating expenses	1.49%	2.21%	2.10%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	1.49%	2.21%	2.10%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.50%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$619	$924	$1,250	$2,170
B†	$724	$991	$1,285	$2,362
C	$313	$658	$1,129	$2,431
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$619	$924	$1,250	$2,170
B†	$224	$691	$1,185	$2,362
C	$213	$658	$1,129	$2,431

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Growth Opportunities
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.12%	1.19%	0.92%
Total annual fund operating expenses	2.27%	2.99%	2.72%
Expense reduction[e]	0.52%	0.59%	0.32%
Net operating expenses	1.75%	2.40%	2.40%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%, excluding 12b-1 fees and extraordinary expenses. This fund may not recapture any fees waived and or reimbursed prior to March 1, 2008.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$718	$1,173	$1,654	$2,974
B†	$743	$1,169	$1,620	$3,098
C	$343	$814	$1,411	$3,028
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$718	$1,173	$1,654	$2,974
B†	$243	$869	$1,520	$3,098
C	$243	$814	$1,411	$3,028

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Legg Mason Partners All Cap
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.76%	0.86%	0.64%
Total annual fund operating expenses	1.91%	2.66%	2.44%
Expense reduction[e]	0.36%	0.46%	0.24%
Net operating expenses	1.55%	2.20%	2.20%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%, excluding 12b-1 fees and extraordinary expenses. This fund may not recapture any fees waived and or reimbursed prior to March 1, 2008.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,084	$1,493	$2,632
B†	$723	$1,083	$1,469	$2,777
C	$323	$738	$1,279	$2,758
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,084	$1,493	$2,632
B†	$223	$783	$1,369	$2,777
C	$223	$738	$1,279	$2,758

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Multi-Manager International
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.36%	0.56%	0.42%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.10%	1.10%	1.10%
Total annual fund operating expenses	1.91%	2.76%	2.62%
Expense reduction[e]	0.01%	0.21%	0.07%
Net operating expenses	1.90%	2.55%	2.55%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.45%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. This fund may not recapture any fees waived and or reimbursed prior to March 1, 2008.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$732	$1,116	$1,524	$2,659
B†	$758	$1,136	$1,541	$2,870
C	$358	$808	$1,384	$2,949
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$732	$1,116	$1,524	$2,659
B†	$258	$836	$1,441	$2,870
C	$258	$808	$1,384	$2,949

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
Transamerica Science & Technology
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	1.10%	1.42%	0.96%
Total annual fund operating expenses	2.23%	3.20%	2.74%
Expense reduction[e]	0.70%	1.02%	0.56%
Net operating expenses	1.53%	2.18%	2.18%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.18%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.18%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$697	$1,145	$1,619	$2,922
B†	$721	$1,191	$1,685	$3,208
C	$321	$797	$1,400	$3,030
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$697	$1,145	$1,619	$2,922
B†	$221	$891	$1,585	$3,208
C	$221	$797	$1,400	$3,030

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
Transamerica Small/Mid Cap Value
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.60%	0.54%	0.49%
Total annual fund operating expenses	1.75%	2.34%	2.29%
Expense reduction[e]	0.00%	0.00%	0.00%
Net operating expenses	1.75%	2.34%	2.29%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.40%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$718	$1,071	$1,447	$2,499
B†	$737	$1,030	$1,350	$2,529
C	$332	$715	$1,225	$2,626
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$718	$1,071	$1,447	$2,499
B†	$237	$730	$1,250	$2,529
C	$232	$715	$1,225	$2,626

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
Transamerica Templeton Global
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.95%	1.44%	0.93%
Total annual fund operating expenses	2.10%	3.24%	2.73%
Expense reduction[e]	0.55%	1.04%	0.53%
Net operating expenses	1.55%	2.20%	2.20%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%, excluding 12b-1 fees and extraordinary expenses.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,122	$1,569	$2,806
B†	$723	$1,201	$1,703	$3,205
C	$323	$797	$1,398	$3,022
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,122	$1,569	$2,806
B†	$223	$901	$1,603	$3,205
C	$223	$797	$1,398	$3,022

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Value Balanced
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

	Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[a]	5.00%[b]	1.00%[c]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)d

	Class of Shares
	A	B	C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.79%	1.00%	0.66%
Total annual fund operating expenses	1.89%	2.75%	2.41%
Expense reduction[e]	0.34%	0.55%	0.21%
Net operating expenses	1.55%	2.20%	2.20%

a	Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (“CDSC”) for 24 months after purchase.

b	Purchases of Class B shares are subject to a declining CDSC if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

c	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

d	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.

e	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 1.20%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%, excluding 12b-1 fees and extraordinary expenses. This fund may not recapture any fees waived and or reimbursed prior to March 1, 2008.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,080	$1,485	$2,614
B†	$723	$1,101	$1,506	$2,833
C	$323	$732	$1,267	$2,730
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$699	$1,080	$1,485	$2,614
B†	$223	$801	$1,406	$2,833
C	$223	$732	$1,267	$2,730

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.
* * *

Transamerica Money Market
The following information supplements and amends information in the “Fee Table” in the section entitled “Fees and Expenses” in the Prospectus:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may vary significantly.
Shareholder Fees (fees paid directly from your investment)

Class of Shares
	A	B	C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%[a]	1.00%[b]
Annual Fund Operating Expenses (expenses that are deducted from fund assets)c

	Class of Shares
	A	B	C
Management fees	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.39%	0.40%	0.31%
Total annual fund operating expenses	1.14%	1.80%	1.71%
Expense reduction[d,e]	0.25%	0.27%	0.19%
Net operating expenses	0.89%	1.53%	1.52%

a	Purchases of Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) if redeemed during the first 5 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; 1%-5th year; 0%-6th year and later).

b	Purchases of Class C shares are subject to a 1% CDSC if redeemed during the first 12 months of purchase.

c	Annual fund operating expenses are based upon the fund’s expenses for the fiscal year ended October 31, 2008, restated to include an adjustment of 0.06%, 0.05% and 0.04% for Class A, Class B and Class C, respectively, as a result of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). This adjustment represents costs associated with participation in the Program for the period November 1, 2008 through September 18, 2009, and are not covered by the contractual expense cap currently in effect. The Program has currently been extended through September 18, 2009.

d	Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2010 to waive fees and/or reimburse fund expenses to the extent that the fund’s total expenses exceed 0.48%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%, excluding 12b-1 fees and extraordinary expenses.

e	In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse expenses of one or more classes of the fund. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the fund to TAM or its affiliates. There is no guarantee that the fund will be able to avoid a negative yield.
The following information supplements and amends information in the “Example” in the section entitled “Fees and Expenses” in the Prospectus:
EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000, reinvested all distributions and dividends without a sales charge, and held your shares for the periods shown and then redeem all of your shares at the end of those periods, with a 5% annual return (this assumption is required by the SEC and is not a prediction of the fund’s future performance) and fund operating expenses remaining the same. Actual costs may be higher or lower.
If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years
A	$91	$325	$577	$1,300
B†	$656	$830	$1,028	$1,867
C	$255	$512	$893	$1,964
If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years
A	$91	$325	$577	$1,300
B†	$156	$530	$928	$1,867
C	$155	$512	$893	$1,964

†	Examples for Class B shares assume conversion to Class A shares eight years after purchase.

* * *
The following information supplements information concerning Transamerica Money Market in the Prospectus:
This information is effective through September 18, 2009.
Transamerica Money Market (the “Fund”) has enrolled in the Temporary Guarantee Program for money market funds (the “Program”) established by the United States Department of the Treasury (the “Treasury”). Under the Program, the Treasury guarantees the $1.00 dollar per share value of Fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.
A shareholder’s holdings in the Fund as of September 19, 2008 represent the maximum amount of assets eligible for reimbursement under the Program. Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of Fund shares held in the account fluctuates over the period covered by the Program, shareholders will be covered for either the number of Fund shares held as of the close of business on September 19, 2008, or the current number of Fund shares, whichever is less. If a Fund shareholder closes his or her Fund account, any future investment in the Fund will not be guaranteed under the Program.
The Portfolio is managed to maintain a stable $1.00 net asset value (“NAV”). Under the Program, the Treasury will guarantee to investors in money market funds managed to maintain a stable $1.00 NAV that, subject to the availability of assets under the Program, in the event that a fund’s NAV should drop below $0.995 and the fund elects to liquidate, eligible fund shareholders would be entitled to receive a payment equal to any shortfall between the amount received upon liquidation and $1.00 per fund share held as of the close of business on September 19, 2008.
The Program will provide coverage for claims up to $50 billion dollars and claims will be paid in the order received until that amount is exhausted. Consequently, participation in the Program does not guarantee that the Fund’s investors will receive a $1.00 NAV upon the redemption, or liquidation of their shares.
The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the Fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Treasury does not have discretion to continue the Program beyond September 18, 2009.
The Fund’s Board of Trustees has determined that it is in the best interests of the Fund and its shareholders to participate in the Program through September 18, 2009. In order to participate in the extended period of the Program, the Fund paid to the Treasury a fee in the amount of 0.015% of the Fund’s net asset value as of the close of business on September 19, 2008. The Fund previously paid fees in the combined amount of 0.025% of the Fund’s net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009. This expense was borne by the Fund without regard to any expense limitation agreement in effect for the Fund.
Additional information regarding the Program is available at http//www.ustreas.gov.
* * *
The paragraph relating to Transamerica BlackRock Large Cap Value in “Section B – Description of Certain Underlying Funds” of the Prospectus is deleted and replaced with the following:
•	Transamerica BlackRock Large Cap Value seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of large cap companies that, at the time of purchase, comprise the fund’s benchmark, the Russell 1000® Value Index. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; and preferred stock risk.
* * *
Investors Should Retain this Supplement for Future Reference